Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	25. Subsequent Events In January 2016, the Board of Directors declared a dividend of $0.22 per share to shareholders of record on February 16, payable on March 1, 2016.